Note 6 Estimate of GDP, unemployment rate and HPI for the main geographies (Details) - Estimate scenario [Member]	Jun. 30, 2022
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.14%
Unemployment	14.18%
HPI	(1.93%)
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.28%
Unemployment	13.85%
HPI	3.34%
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.80%
Unemployment	12.90%
HPI	1.15%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.78%
Unemployment	11.83%
HPI	0.47%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.69%
Unemployment	10.58%
HPI	0.14%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.56%
Unemployment	9.38%
HPI	0.17%
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	1.23%
Unemployment	3.55%
HPI	1.32%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.15%
Unemployment	3.43%
HPI	3.04%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.81%
Unemployment	3.36%
HPI	3.52%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.79%
Unemployment	3.30%
HPI	3.76%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.77%
Unemployment	3.25%
HPI	3.83%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.76%
Unemployment	3.19%
HPI	3.78%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.51%
Unemployment	12.19%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.03%
Unemployment	13.36%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.99%
Unemployment	13.80%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.25%
Unemployment	14.09%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.98%
Unemployment	14.24%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.96%
Unemployment	14.23%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	1.99%
Unemployment	9.04%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.82%
Unemployment	8.62%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.56%
Unemployment	7.75%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.29%
Unemployment	7.66%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.26%
Unemployment	7.33%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.17%
Unemployment	7.14%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	3.50%
Unemployment	12.35%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.00%
Unemployment	10.40%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.00%
Unemployment	8.60%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.50%
Unemployment	7.38%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.50%
Unemployment	7.38%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.50%
Unemployment	7.30%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.46%
Unemployment	12.26%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.54%
Unemployment	12.05%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.21%
Unemployment	11.44%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.53%
Unemployment	10.59%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.53%
Unemployment	9.93%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.56%
Unemployment	9.52%